FINANCE EXPENSE (Table)	12 Months Ended
Jun. 30, 2022
Finance expense [abstract]
Finance expense
Amounts in R million Note 2022 2021 2020
Interest on financial liabilities measured at amortised cost (2.6) (2.3) (2.0)
Unwinding of provision for environmental rehabilitation 11 (45.0) (44.7) (52.0)
Discount recognised on Payments made under protest 24 (21.1) (7.4) (7.1)
Interest on lease liabilities 10.2 (4.2) (4.5) (5.1)
Unrealised foreign exchange loss - (8.4) -
Other finance expenses (1.9) (2.2) (2.6)
(74.8) (69.5) (68.8)